BlackRock International V.I. Fund
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Shares Value
Common Stocks — 94.3%
Brazil — 3.2%
(a)
Banco do Brasil SA ............ 291,173 $ 1,539,885
Locaweb Servicos de Internet SA
(b)
.. 119,199 1,273,516
2,813,401
Canada — 3.3%
Canadian National Railway Co. .... 27,031 2,878,799
China — 5.8%
Ping An Insurance Group Co. of China
Ltd., Class H ............... 192,500 1,998,313
Weimob , Inc.
(a)(b)
.............. 1,122,000 1,518,205
Wuxi Biologics Cayman, Inc.
(a)(b)
.... 65,000 1,593,024
5,109,542
France — 8.0%
Schneider Electric SE ........... 17,354 2,157,083
Ubisoft Entertainment SA
(a)
....... 35,105 3,163,945
Worldline SA
(a)(b)
.............. 20,601 1,686,877
7,007,905
Iceland — 2.4%
Marel HF
(b)
.................. 426,459 2,069,121
Ireland — 1.6%
Ryanair Holdings plc, ADR
(a)
...... 17,250 1,410,360
Italy — 3.1%
Intesa Sanpaolo SpA ........... 1,438,428 2,706,287
Japan — 16.3%
FANUC Corp. ................ 22,500 4,318,101
Recruit Holdings Co. Ltd. ........ 150,600 5,981,133
Sony Corp. .................. 53,100 4,069,692
14,368,926
Macau — 2.1%
Wynn Macau Ltd.
(a)
............ 1,173,200 1,882,757
Mexico — 1.9%
Grupo Financiero Banorte SAB de CV,
Class O
(a)
................. 480,704 1,660,719
Netherlands — 5.4%
Heineken NV
(c)
............... 35,983 3,203,452
Koninklijke DSM NV ............ 9,338 1,537,330
4,740,782
Portugal — 0.7%
Banco Comercial Portugues SA, Class
R
(a)(c)
.................... 6,528,285 615,320
Russia — 2.1%
Sberbank of Russia PJSC, ADR
(a)
... 158,342 1,848,557
South Korea — 3.4%
LG Chem Ltd. ................ 5,308 2,962,766
Sweden — 2.8%
Volvo AB, Class B
(a)
............ 129,882 2,495,015
Switzerland — 3.2%
Roche Holding AG ............. 8,339 2,856,446
Security Shares Value
Taiwan — 1.3%
Sea Ltd., ADR
(a)
............... 7,313 $ 1,126,494
United Kingdom — 12.0%
Burberry Group plc ............. 156,996 3,146,862
Unilever NV ................. 83,220 5,053,732
Vodafone Group plc ............ 1,802,800 2,389,487
10,590,081
United States — 15.7%
Cadence Design Systems, Inc.
(a)
... 21,991 2,344,900
Marvell Technology Group Ltd. ..... 48,710 1,933,787
Mondelez International, Inc., Class A . 47,812 2,746,800
Otis Worldwide Corp. ........... 42,820 2,672,824
PayPal Holdings, Inc.
(a)(c)
......... 20,823 4,102,756
13,801,067
Total Common Stocks — 94.3%
(Cost: $70,916,763) .............................. 82,944,345
Preferred Stocks — 4.9%
Germany — 4.9%
Volkswagen AG (Preference) ...... 26,946 4,335,914
Total Preferred Stocks — 4.9%
(Cost: $5,124,335) .............................. 4,335,914
Total Long-Term Investments — 99.2%
(Cost: $76,041,098) .............................. 87,280,259
Short-Term Securities — 8.5%
Money Market Funds — 8.5%
(d)
*
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.02% ...... 674,211 674,211
SL Liquidity Series, LLC, Money Market
Series, 0.25%
(e)
............. 6,762,225 6,764,930
Total Money Market Funds — 8.5%
(Cost: $7,439,678) .............................. 7,439,141
Pa r (000)
Time Deposits — 0.0%
Canada — 0.0%
Brown Brothers Harriman & Co.,
0.82%0 .................. CAD 15 11,225
Total Time Deposits — 0.0%
(Cost: $11,225) ................................. 11,225
Total Short-Term Securities — 8.5%
(Cost: $7,450,903) .............................. 7,450,366
Total Investments — 107.7%
(Cost: $83,492,001) .............................. 94,730,625
Liabilities in Excess of Other Assets — (7.7)% ............ (6,774,657)
Net Assets — 100.0% .............................. $ 87,955,968
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock International V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 2,069,868 $ — $ (1,395,657) $ — $ — $ 674,211 674,211 $ 3,925 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... — 6,766,670 — (1,203) (537) 6,764,930 6,762,225 5,685
(b)
—
$ (1,203) $ (537) $ 7,439,141 $ 9,610 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Glossary of Terms Used in this Report
Currency
CAD Canadian Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
PJSC Public Joint Stock Company

BlackRock International V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil ............................................... $ 2,813,401 $ — $ — $ 2,813,401
Canada ............................................. 2,878,799 — — 2,878,799
China ............................................... — 5,109,542 — 5,109,542
France .............................................. — 7,007,905 — 7,007,905
Iceland .............................................. — 2,069,121 — 2,069,121
Ireland .............................................. 1,410,360 — — 1,410,360
Italy ................................................ — 2,706,287 — 2,706,287
Japan ............................................... — 14,368,926 — 14,368,926
Macau .............................................. — 1,882,757 — 1,882,757
Mexico .............................................. 1,660,719 — — 1,660,719
Netherlands ........................................... — 4,740,782 — 4,740,782
Portugal ............................................. — 615,320 — 615,320
Russia .............................................. — 1,848,557 — 1,848,557
South Korea .......................................... — 2,962,766 — 2,962,766
Sweden ............................................. — 2,495,015 — 2,495,015
Switzerland ........................................... — 2,856,446 — 2,856,446
Taiwan .............................................. 1,126,494 — — 1,126,494
United Kingdom ........................................ — 10,590,081 — 10,590,081
United States .......................................... 13,801,067 — — 13,801,067
Preferred Securities ...................................... — 4,335,914 — 4,335,914
Short-Term Securities:
Money Market Funds ...................................... 674,211 — — 674,211
Time Deposits .......................................... — 11,225 — 11,225
Subtotal ....................................................
$ 24,365,051 $ 63,600,644 $ — $ 87,965,695

BlackRock International V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
...................................... 6,764,930
$ —
Total Investments .............................................. $ 94,730,625
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.